Fair value of financial assets and liabilities - Details of financial assets and liabilities classified into Level 3 of fair value hierarchy (Details) $ in Thousands, ₩ in Millions		12 Months Ended
		Dec. 31, 2025 KRW (₩)		Dec. 31, 2025 USD ($)	Dec. 31, 2024 KRW (₩)		Dec. 31, 2023 KRW (₩)
Reconciliation of changes in level3 of fair value hierarchy [Abstract]
Beginning balance		₩ 525,753,320			₩ 498,004,936
Changes in financial assets liabilities measured at fair value level3 of the fair value hierarchy [Abstract]
Ending balance		601,457,286		$ 416,363,079	525,753,320		₩ 498,004,936
Level 3
Reconciliation of changes in level3 of fair value hierarchy [Abstract]
Beginning balance		6,248,340
Changes in financial assets liabilities measured at fair value level3 of the fair value hierarchy [Abstract]
Ending balance		12,451,909			6,248,340
Gains losses from financial assets and liabilities classified as level3 that the group holds as at the end of the year		70,463			204,822		₩ 171,095
Changes in unobservable inputs financial assets liabilities recognition in other comprehensive income [Abstract]
Financial instruments measured at fair value level 3 of fair value hierarchy except for sensitivity analysis		₩ 6,234,075			₩ 5,655,401
Unfavorable changes in unobservable inputs in other comprehensive income		The sensitivity analysis of the financial instruments has been performed by classifying with favorable and unfavorable changes based on how changes in unobservable assumptions would have effects on the fluctuations of financial instruments’ value. When the fair value of a financial instrument is affected by more than one unobservable assumption, the table below reflects the most favorable or the most unfavorable changes which resulted from varying the assumptions individually. The sensitivity analysis was performed for two types of level 3 financial instruments: (1) interest rate-related derivatives, currency-related derivatives, equity related derivatives, beneficiary certificates and loans of which fair value changes are recognized as net income; (2) equity securities of which fair value changes are recognized as other comprehensive income.		The sensitivity analysis of the financial instruments has been performed by classifying with favorable and unfavorable changes based on how changes in unobservable assumptions would have effects on the fluctuations of financial instruments’ value. When the fair value of a financial instrument is affected by more than one unobservable assumption, the table below reflects the most favorable or the most unfavorable changes which resulted from varying the assumptions individually. The sensitivity analysis was performed for two types of level 3 financial instruments: (1) interest rate-related derivatives, currency-related derivatives, equity related derivatives, beneficiary certificates and loans of which fair value changes are recognized as net income; (2) equity securities of which fair value changes are recognized as other comprehensive income.	The sensitivity analysis of the financial instruments has been performed by classifying with favorable and unfavorable changes based on how changes in unobservable assumptions would have effects on the fluctuations of financial instruments’ value. When the fair value of a financial instrument is affected by more than one unobservable assumption, the table below reflects the most favorable or the most unfavorable changes which resulted from varying the assumptions individually. The sensitivity analysis was performed for two types of level 3 financial instruments: (1) interest rate-related derivatives, currency-related derivatives, equity related derivatives, beneficiary certificates and loans of which fair value changes are recognized as net income; (2) equity securities of which fair value changes are recognized as other comprehensive income.		The sensitivity analysis of the financial instruments has been performed by classifying with favorable and unfavorable changes based on how changes in unobservable assumptions would have effects on the fluctuations of financial instruments’ value. When the fair value of a financial instrument is affected by more than one unobservable assumption, the table below reflects the most favorable or the most unfavorable changes which resulted from varying the assumptions individually. The sensitivity analysis was performed for two types of level 3 financial instruments: (1) interest rate-related derivatives, currency-related derivatives, equity related derivatives, beneficiary certificates and loans of which fair value changes are recognized as net income; (2) equity securities of which fair value changes are recognized as other comprehensive income.
Financial assets
Changes in unobservable inputs financial assets liabilities recognition in profit or loss [Abstract]
Favorable changes in unobservable inputs in net income(loss)		₩ 83,333			₩ 23,758		₩ 16,693
Unfavorable changes in unobservable inputs in net income(loss)		(74,542)			(18,125)		(13,912)
Changes in unobservable inputs financial assets liabilities recognition in other comprehensive income [Abstract]
Favorable changes in unobservable inputs in other comprehensive income(loss)		50,556			47,087		28,020
Unfavorable changes in unobservable inputs in other comprehensive income(loss)		(44,137)			(32,879)		(22,302)
Financial assets | Level 3
Reconciliation of changes in level3 of fair value hierarchy [Abstract]
Beginning balance		6,246,938			5,482,106		4,686,238
Changes in financial assets liabilities measured at fair value level3 of the fair value hierarchy [Abstract]
Business combination		5,625,645					21,605
Net Income(loss)		138,583	[1]		163,734	[2]	131,602	[3]
Other comprehensive income		86,686			10,920		(6,564)
Purchases/issuances		1,218,190			1,637,478		1,754,687
Disposals/settlements		(837,887)			(1,045,880)		(1,099,599)
Transfer to or out of level 3	[4]	(26,483)			(1,420)		(5,863)
Ending balance		12,451,672			6,246,938		5,482,106
Financial assets at FVTPL | Level 3
Reconciliation of changes in level3 of fair value hierarchy [Abstract]
Beginning balance		5,687,504			4,933,942		4,129,173
Changes in financial assets liabilities measured at fair value level3 of the fair value hierarchy [Abstract]
Business combination		5,204,195					21,605
Net Income(loss)		138,583	[1]		163,734	[2]	131,602	[3]
Other comprehensive income		0			0		0
Purchases/issuances		866,724			1,431,721		1,614,777
Disposals/settlements		(498,792)			(837,010)		(957,375)
Transfer to or out of level 3	[4]	(21,267)			(4,883)		(5,840)
Ending balance		11,376,947			5,687,504		4,933,942
Debt securities
Changes in unobservable inputs financial assets liabilities recognition in profit or loss [Abstract]
Favorable changes in unobservable inputs in net income(loss)		1,343	[5]		469	[6]	21	[7]
Unfavorable changes in unobservable inputs in net income(loss)		(1,360)	[5]		(435)	[6]	(22)	[7]
Changes in unobservable inputs financial assets liabilities recognition in other comprehensive income [Abstract]
Favorable changes in unobservable inputs in other comprehensive income(loss)		0	[5]		0	[6]	0	[7]
Unfavorable changes in unobservable inputs in other comprehensive income(loss)		₩ 0	[5]		₩ 0	[6]	₩ 0	[7]
Description of methods and assumptions used in preparing sensitivity analysis		Fair value changes of equity securities are calculated by increasing or decreasing stock price volatility, which is major unobservable variables, by 10%.		Fair value changes of equity securities are calculated by increasing or decreasing stock price volatility, which is major unobservable variables, by 10%.	Fair value changes are calculated by increasing or decreasing stock price volatility by 10%, which are major unobservable variables.		Fair value changes of equity securities are calculated by increasing or decreasing growth rate (-1%p~1%p) and discount rate (-1%p~1%p) or liquidation value (-1%p~1%p). The growth rate, discount rate, and liquidation value are major unobservable variables.
Debt securities | Level 3
Reconciliation of changes in level3 of fair value hierarchy [Abstract]
Beginning balance		₩ 7,357			₩ 4,230		₩ 1,078
Changes in financial assets liabilities measured at fair value level3 of the fair value hierarchy [Abstract]
Business combination		0					0
Net Income(loss)		19,786	[1]		727	[2]	152	[3]
Other comprehensive income		0			0		0
Purchases/issuances		56,562			5,000		4,000
Disposals/settlements		(7,358)			(2,600)		(1,000)
Transfer to or out of level 3	[4]	0			0		0
Ending balance		76,347			7,357		4,230
Equity securities
Changes in unobservable inputs financial assets liabilities recognition in profit or loss [Abstract]
Favorable changes in unobservable inputs in net income(loss)		23,858	[8],[9],[10]		19,824	[11],[12],[13]	11,562	[7],[14]
Unfavorable changes in unobservable inputs in net income(loss)		(17,454)	[8],[9],[10]		(14,380)	[11],[12],[13]	(8,953)	[7],[14]
Changes in unobservable inputs financial assets liabilities recognition in other comprehensive income [Abstract]
Favorable changes in unobservable inputs in other comprehensive income(loss)		0	[8],[9],[10]		0	[11],[12],[13]	0	[7],[14]
Unfavorable changes in unobservable inputs in other comprehensive income(loss)		₩ 0	[8],[9],[10]		₩ 0	[11],[12],[13]	0	[7],[14]
Description of methods and assumptions used in preparing sensitivity analysis		Fair value changes of equity securities are calculated y increasing or decreasing the correlation between the key unobservable inputs—growth rate (0–1%) and discount rate, or liquidation value (–1–1%) and discount rate. Fair value changes of equity securities are calculated by increasing or decreasing stock price (-10%p~10%p) and volatility (-10%p~10%p), which are major unobservable variables. Fair value changes of equity securities are calculated by increasing or decreasing discount rate (-1%p~1%p) and growth rate (-1%p~1%p) and or liquidation value (-1%p~1%p), which are major unobservable variables.		Fair value changes of equity securities are calculated y increasing or decreasing the correlation between the key unobservable inputs—growth rate (0–1%) and discount rate, or liquidation value (–1–1%) and discount rate. Fair value changes of equity securities are calculated by increasing or decreasing stock price (-10%p~10%p) and volatility (-10%p~10%p), which are major unobservable variables. Fair value changes of equity securities are calculated by increasing or decreasing discount rate (-1%p~1%p) and growth rate (-1%p~1%p) and or liquidation value (-1%p~1%p), which are major unobservable variables.	Fair value changes are calculated by increasing or decreasing growth rate (0%~1%) and discount rate or liquidation value (-1%~1%), which are major unobservable variables. Fair value changes of equity securities are calculated by increasing or decreasing stock price (-10%~10%) and volatility (-10%p~10%p), which are major unobservable variables. Fair value changes of equity securities are calculated by increasing or decreasing growth rate (-1%p~1%p) and discount rate (-1%p~1%p) or liquidation value (-1%p~1%p), which are major unobservable variables.
Equity securities | Level 3
Reconciliation of changes in level3 of fair value hierarchy [Abstract]
Beginning balance		₩ 398,899			₩ 353,279		307,851
Changes in financial assets liabilities measured at fair value level3 of the fair value hierarchy [Abstract]
Business combination		98,457					10,628
Net Income(loss)		11,895	[1]		(3,909)	[2]	10,632	[3]
Other comprehensive income		0			0		0
Purchases/issuances		78,615			72,230		62,638
Disposals/settlements		(21,274)			(24,648)		(32,630)
Transfer to or out of level 3	[4]	(16,961)			1,947		(5,840)
Ending balance		549,631			398,899		353,279
Capital contributions | Level 3
Reconciliation of changes in level3 of fair value hierarchy [Abstract]
Beginning balance		2,853,513			2,459,646		1,976,474
Changes in financial assets liabilities measured at fair value level3 of the fair value hierarchy [Abstract]
Business combination		55,160					10,977
Net Income(loss)		45,937	[1]		89,418	[2]	65,437	[3]
Other comprehensive income		0			0		0
Purchases/issuances		467,100			565,396		655,921
Disposals/settlements		(344,275)			(254,369)		(249,163)
Transfer to or out of level 3	[4]	(4,306)			(6,578)		0
Ending balance		3,073,129			2,853,513		2,459,646
Beneficiary certificates
Changes in unobservable inputs financial assets liabilities recognition in profit or loss [Abstract]
Favorable changes in unobservable inputs in net income(loss)		55,124	[8],[15]		706	[16]	722	[17]
Unfavorable changes in unobservable inputs in net income(loss)		(52,986)	[8],[15]		(705)	[16]	(722)	[17]
Changes in unobservable inputs financial assets liabilities recognition in other comprehensive income [Abstract]
Favorable changes in unobservable inputs in other comprehensive income(loss)		0	[8],[15]		0	[16]	0	[17]
Unfavorable changes in unobservable inputs in other comprehensive income(loss)		₩ 0	[8],[15]		₩ 0	[16]	₩ 0	[17]
Description of methods and assumptions used in preparing sensitivity analysis		Fair value changes of equity securities are calculated by increasing or decreasing discount rate (-1%p~1%p) and growth rate (-1%p~1%p) and or liquidation value (-1%p~1%p), which are major unobservable variables. Even if the sensitivity analysis of the capital contributions and beneficiary certificates is not possible in practice, fair value changes of beneficiary certificates and other securities whose major unobservable variables are composed of the real estate are calculated by increasing or decreasing liquidation value of real estate which is underlying assets and discount rate by 1%.		Fair value changes of equity securities are calculated by increasing or decreasing discount rate (-1%p~1%p) and growth rate (-1%p~1%p) and or liquidation value (-1%p~1%p), which are major unobservable variables. Even if the sensitivity analysis of the capital contributions and beneficiary certificates is not possible in practice, fair value changes of beneficiary certificates and other securities whose major unobservable variables are composed of the real estate are calculated by increasing or decreasing liquidation value of real estate which is underlying assets and discount rate by 1%.	Even if the sensitivity analysis of the capital contributions and beneficiary certificates among equity securities is not possible in practice, fair value changes of beneficiary certificates and other securities whose major unobservable variables are composed of real estate are calculated by increasing or decreasing price fluctuation rate of real estate which are underlying assets and discount rate by 1%p.		Even if the sensitivity analysis of the capital contributions and beneficiary certificates is not possible in practice, fair value changes of beneficiary certificates and other securities whose major unobservable variables are composed of the real estate are calculated by increasing or decreasing price fluctuation rate of real estate which is underlying assets and discount rate by 1%.
Beneficiary certificates | Level 3
Reconciliation of changes in level3 of fair value hierarchy [Abstract]
Beginning balance		₩ 2,105,160			₩ 1,705,965		₩ 1,458,776
Changes in financial assets liabilities measured at fair value level3 of the fair value hierarchy [Abstract]
Business combination		4,844,951					0
Net Income(loss)		50,083	[1]		58,640	[2]	3,534	[3]
Other comprehensive income		0			0		0
Purchases/issuances		204,980			403,439		280,435
Disposals/settlements		(77,553)			(62,632)		(36,780)
Transfer to or out of level 3	[4]	0			(252)		0
Ending balance		7,127,621			2,105,160		1,705,965
Loans
Changes in unobservable inputs financial assets liabilities recognition in profit or loss [Abstract]
Favorable changes in unobservable inputs in net income(loss)		258	[10]		155	[11]	202	[14]
Unfavorable changes in unobservable inputs in net income(loss)		(265)	[10]		(152)	[11]	(199)	[14]
Changes in unobservable inputs financial assets liabilities recognition in other comprehensive income [Abstract]
Favorable changes in unobservable inputs in other comprehensive income(loss)		0	[10]		0	[11]	0	[14]
Unfavorable changes in unobservable inputs in other comprehensive income(loss)		₩ 0	[10]		₩ 0	[11]	₩ 0	[14]
Description of methods and assumptions used in preparing sensitivity analysis		Fair value changes of equity securities are calculated by increasing or decreasing the correlation between the key unobservable inputs—growth rate (0–1%) and discount rate, or liquidation value (–1–1%) and discount rate.		Fair value changes of equity securities are calculated by increasing or decreasing the correlation between the key unobservable inputs—growth rate (0–1%) and discount rate, or liquidation value (–1–1%) and discount rate.	Fair value changes are calculated by increasing or decreasing growth rate (0%~1%) and discount rate or liquidation value (-1%~1%), which are major unobservable variables.		Fair value changes of equity securities are calculated by increasing or decreasing stock prices (-10%~10%) and volatility (-10%p~10%p). The stock prices and volatility are major unobservable variables.
Loans | Level 3
Reconciliation of changes in level3 of fair value hierarchy [Abstract]
Beginning balance		₩ 34,776			₩ 56,002		₩ 104,505
Changes in financial assets liabilities measured at fair value level3 of the fair value hierarchy [Abstract]
Business combination		205,627					0
Net Income(loss)		2,869	[1]		754	[2]	483	[3]
Other comprehensive income		0			0		0
Purchases/issuances		10,302			326,516		577,296
Disposals/settlements		(28,959)			(348,496)		(626,282)
Transfer to or out of level 3	[4]	0			0		0
Ending balance		224,615			34,776		56,002
Derivative assets
Changes in unobservable inputs financial assets liabilities recognition in profit or loss [Abstract]
Favorable changes in unobservable inputs in net income(loss)		19	[9],[18]		50	[19]	88	[14]
Unfavorable changes in unobservable inputs in net income(loss)		(19)	[9],[18]		(51)	[19]	(95)	[14]
Changes in unobservable inputs financial assets liabilities recognition in other comprehensive income [Abstract]
Favorable changes in unobservable inputs in other comprehensive income(loss)		0	[9],[18]		0	[19]	0	[14]
Unfavorable changes in unobservable inputs in other comprehensive income(loss)		₩ 0	[9],[18]		₩ 0	[19]	₩ 0	[14]
Description of methods and assumptions used in preparing sensitivity analysis		Fair value changes of equity related derivatives assets and liabilities are calculated by increasing or decreasing liquidation value or discount rate, which are major unobservable variables, by 1% each, respectively. Fair value changes of equity securities are calculated by increasing or decreasing stock price (-10%p~10%p) and volatility (-10%p~10%p), which are major unobservable variables.		Fair value changes of equity related derivatives assets and liabilities are calculated by increasing or decreasing liquidation value or discount rate, which are major unobservable variables, by 1% each, respectively. Fair value changes of equity securities are calculated by increasing or decreasing stock price (-10%p~10%p) and volatility (-10%p~10%p), which are major unobservable variables.	Fair value changes of equity-related derivatives assets and liabilities are calculated by increasing or decreasing correlation or volatility, which are major unobservable variables, by 10% each, respectively.		Fair value changes of equity related derivatives assets and liabilities are calculated by increasing or decreasing correlation, which are major unobservable variables, by 10%, respectively.
Derivative assets | Level 3
Reconciliation of changes in level3 of fair value hierarchy [Abstract]
Beginning balance		₩ 1,188			₩ 129,138		₩ 93,970
Changes in financial assets liabilities measured at fair value level3 of the fair value hierarchy [Abstract]
Business combination		0					0
Net Income(loss)		(1,473)	[1]		(1,169)	[2]	41,620	[3]
Other comprehensive income		0			0		0
Purchases/issuances		1,349			327		2,273
Disposals/settlements		(144)			(127,108)		(8,725)
Transfer to or out of level 3	[4]	0			0		0
Ending balance		920			1,188		129,138
Other financial assets in foreign currency | Level 3
Reconciliation of changes in level3 of fair value hierarchy [Abstract]
Beginning balance		48,345			42,408		41,679
Changes in financial assets liabilities measured at fair value level3 of the fair value hierarchy [Abstract]
Business combination		0					0
Net Income(loss)		(117)	[1]		5,937	[2]	729	[3]
Other comprehensive income		0			0		0
Purchases/issuances		35,721			0		0
Disposals/settlements		0			0		0
Transfer to or out of level 3	[4]	0			0		0
Ending balance		83,949			48,345		42,408
Others
Changes in unobservable inputs financial assets liabilities recognition in profit or loss [Abstract]
Favorable changes in unobservable inputs in net income(loss)		2,731	[9]		2,554	[13],[16]	4,098	[14]
Unfavorable changes in unobservable inputs in net income(loss)		(2,458)	[9]		(2,402)	[13],[16]	(3,921)	[14]
Changes in unobservable inputs financial assets liabilities recognition in other comprehensive income [Abstract]
Favorable changes in unobservable inputs in other comprehensive income(loss)		0	[9]		0	[13],[16]	0	[14]
Unfavorable changes in unobservable inputs in other comprehensive income(loss)		₩ 0	[9]		₩ 0	[13],[16]	₩ 0	[14]
Description of methods and assumptions used in preparing sensitivity analysis		Fair value changes of equity securities are calculated by increasing or decreasing stock price (-10%p~10%p) and volatility (-10%p~10%p), which are major unobservable variables.		Fair value changes of equity securities are calculated by increasing or decreasing stock price (-10%p~10%p) and volatility (-10%p~10%p), which are major unobservable variables.	Fair value changes of equity securities are calculated by increasing or decreasing stock price (-10%~10%) and volatility (-10%p~10%p), which are major unobservable variables. Even if the sensitivity analysis of the capital contributions and beneficiary certificates among equity securities is not possible in practice, fair value changes of beneficiary certificates and other securities whose major unobservable variables are composed of the real estate are calculated by increasing or decreasing price fluctuation rate of real estate which are underlying assets and discount rate by 1%p.		Fair value changes of equity securities are calculated by increasing or decreasing stock prices (-10%~10%) and volatility (-10%p~10%p). The stock prices and volatility are major unobservable variables.
Others | Level 3
Reconciliation of changes in level3 of fair value hierarchy [Abstract]
Beginning balance		₩ 238,266			₩ 183,274		₩ 144,840
Changes in financial assets liabilities measured at fair value level3 of the fair value hierarchy [Abstract]
Business combination		0					0
Net Income(loss)		9,603	[1]		13,336	[2]	9,015	[3]
Other comprehensive income		0			0		0
Purchases/issuances		12,095			58,813		32,214
Disposals/settlements		(19,229)			(17,157)		(2,795)
Transfer to or out of level 3	[4]	0			0		0
Ending balance		240,735			238,266		183,274
Financial assets at FVTOCI | Level 3
Reconciliation of changes in level3 of fair value hierarchy [Abstract]
Beginning balance		559,434			548,164		557,065
Changes in financial assets liabilities measured at fair value level3 of the fair value hierarchy [Abstract]
Business combination		421,450					0
Net Income(loss)		0	[1]		0	[2]	0	[3]
Other comprehensive income		86,686			10,920		(6,564)
Purchases/issuances		351,466			205,757		139,910
Disposals/settlements		(339,095)			(208,870)		(142,224)
Transfer to or out of level 3	[4]	(5,216)			3,463		(23)
Ending balance		1,074,725			559,434		548,164
Equity securities
Changes in unobservable inputs financial assets liabilities recognition in profit or loss [Abstract]
Favorable changes in unobservable inputs in net income(loss)		0	[8]		0	[12],[16],[20]	0	[7],[17]
Unfavorable changes in unobservable inputs in net income(loss)		0	[8]		0	[12],[16],[20]	0	[7],[17]
Changes in unobservable inputs financial assets liabilities recognition in other comprehensive income [Abstract]
Favorable changes in unobservable inputs in other comprehensive income(loss)		50,556	[8]		47,087	[12],[16],[20]	28,020	[7],[17]
Unfavorable changes in unobservable inputs in other comprehensive income(loss)		₩ (44,137)	[8]		₩ (32,879)	[12],[16],[20]	₩ (22,302)	[7],[17]
Description of methods and assumptions used in preparing sensitivity analysis		Fair value changes of equity securities are calculated by increasing or decreasing discount rate (-1%p~1%p) and growth rate (-1%p~1%p) and or liquidation value (-1%p~1%p), which are major unobservable variables.		Fair value changes of equity securities are calculated by increasing or decreasing discount rate (-1%p~1%p) and growth rate (-1%p~1%p) and or liquidation value (-1%p~1%p), which are major unobservable variables.	Fair value changes of equity securities are calculated by increasing or decreasing growth rate (-1%p~1%p) and discount rate (-1%p~1%p) or liquidation value (-1%p~1%p), which are major unobservable variables.		Fair value changes of equity securities are calculated by increasing or decreasing growth rate (-1%p~1%p) and discount rate (-1%p~1%p) or liquidation value (-1%p~1%p). The growth rate, discount rate, and liquidation value are major unobservable variables.
Equity securities | Level 3
Reconciliation of changes in level3 of fair value hierarchy [Abstract]
Beginning balance		₩ 559,434			₩ 548,164		₩ 557,065
Changes in financial assets liabilities measured at fair value level3 of the fair value hierarchy [Abstract]
Business combination		421,450					0
Net Income(loss)		0	[1]		0	[2]	0	[3]
Other comprehensive income		86,683			10,920		(6,564)
Purchases/issuances		3,038			2,841		343
Disposals/settlements		(905)			(5,954)		(2,657)
Transfer to or out of level 3	[4]	(5,216)			3,463		(23)
Ending balance		1,064,484			559,434		548,164
Loans | Level 3
Reconciliation of changes in level3 of fair value hierarchy [Abstract]
Beginning balance		0			0		0
Changes in financial assets liabilities measured at fair value level3 of the fair value hierarchy [Abstract]
Business combination		0					0
Net Income(loss)		0	[1]		0	[2]	0	[3]
Other comprehensive income		3			0		0
Purchases/issuances		348,428			202,916		139,567
Disposals/settlements		(338,190)			(202,916)		(139,567)
Transfer to or out of level 3	[4]	0			0		0
Ending balance		10,241			0		0
Financial liabilities
Changes in unobservable inputs financial assets liabilities recognition in profit or loss [Abstract]
Favorable changes in unobservable inputs in net income(loss)					0		10
Unfavorable changes in unobservable inputs in net income(loss)					0		(7)
Changes in unobservable inputs financial assets liabilities recognition in other comprehensive income [Abstract]
Favorable changes in unobservable inputs in other comprehensive income(loss)					0		0
Unfavorable changes in unobservable inputs in other comprehensive income(loss)					0		0
Financial liabilities | Level 3
Reconciliation of changes in level3 of fair value hierarchy [Abstract]
Beginning balance		1,402			1,994		9,449
Changes in financial assets liabilities measured at fair value level3 of the fair value hierarchy [Abstract]
Business combination		0					0
Net Income(loss)		0	[1]		1,115	[2]	1,994	[3]
Other comprehensive income		0			0		0
Purchases/issuances		236			0		0
Disposals/settlements		(1,402)			(1,707)		(9,449)
Transfer to or out of level 3	[4]	0			0		0
Ending balance		236			1,402		1,994
Derivative liabilities
Changes in unobservable inputs financial assets liabilities recognition in profit or loss [Abstract]
Favorable changes in unobservable inputs in net income(loss)					0	[19]	10	[14]
Unfavorable changes in unobservable inputs in net income(loss)					0	[19]	(7)	[14]
Changes in unobservable inputs financial assets liabilities recognition in other comprehensive income [Abstract]
Favorable changes in unobservable inputs in other comprehensive income(loss)					0	[19]	0	[14]
Unfavorable changes in unobservable inputs in other comprehensive income(loss)					₩ 0	[19]	₩ 0	[14]
Description of methods and assumptions used in preparing sensitivity analysis					Fair value changes of equity-related derivatives assets and liabilities are calculated by increasing or decreasing correlation or volatility, which are major unobservable variables, by 10% each, respectively.		Fair value changes of equity related derivatives assets and liabilities are calculated by increasing or decreasing correlation, which are major unobservable variables, by 10%, respectively.
Derivative liabilities | Level 3
Reconciliation of changes in level3 of fair value hierarchy [Abstract]
Beginning balance		1,402			₩ 1,994		₩ 9,449
Changes in financial assets liabilities measured at fair value level3 of the fair value hierarchy [Abstract]
Business combination		0					0
Net Income(loss)		0	[1]		1,115	[2]	1,994	[3]
Other comprehensive income		0			0		0
Purchases/issuances		236			0		0
Disposals/settlements		(1,402)			(1,707)		(9,449)
Transfer to or out of level 3	[4]	0			0		0
Ending balance		₩ 236			₩ 1,402		₩ 1,994

[1]	For financial liabilities, positive numbers represent losses that increase balance and negative numbers represent gains that decrease balance. The gain amounts to 70,463 million Won for the year ended December 31, 2025, which is from financial assets and liabilities that the Group holds as at the end of the year.
[2]	For financial liabilities, positive numbers represent losses that increase balance and negative numbers represent gains that decrease balance. The gain amounts to 204,822 million Won for the year ended December 31, 2024, which is from financial assets and liabilities that the Group holds as at the end of the year.
[3]	For financial liabilities, positive numbers represent losses that increase balance and negative numbers represent gains that decrease balance. The gain amounting to 171,095 million Won for the year ended December 31, 2023, which is from financial assets and liabilities that the Group holds as at the end of the year.
[4]	The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
[5]	Fair value changes of equity securities are calculated by increasing or decreasing stock price volatility, which is major unobservable variables, by 10%.
[6]	Fair value changes are calculated by increasing or decreasing stock price volatility by 10%, which are major unobservable variables.
[7]	Fair value changes of equity securities are calculated by increasing or decreasing growth rate (-1%p~1%p) and discount rate (-1%p~1%p) or liquidation value (-1%p~1%p). The growth rate, discount rate, and liquidation value are major unobservable variables.
[8]	Fair value changes of equity securities are calculated by increasing or decreasing discount rate (-1%p~1%p) and growth rate (-1%p~1%p) and or liquidation value (-1%p~1%p), which are major unobservable variables.
[9]	Fair value changes of equity securities are calculated by increasing or decreasing stock price (-10%p~10%p) and volatility (-10%p~10%p), which are major unobservable variables.
[10]	Fair value changes of equity securities are calculated by increasing or decreasing the correlation between the key unobservable inputs—growth rate (0–1%) and discount rate, or liquidation value (–1–1%) and discount rate.
[11]	Fair value changes are calculated by increasing or decreasing growth rate (0%~1%) and discount rate or liquidation value (-1%~1%), which are major unobservable variables.
[12]	Fair value changes of equity securities are calculated by increasing or decreasing growth rate (-1%p~1%p) and discount rate (-1%p~1%p) or liquidation value (-1%p~1%p), which are major unobservable variables.
[13]	Fair value changes of equity securities are calculated by increasing or decreasing stock price (-10%~10%) and volatility (-10%p~10%p), which are major unobservable variables.
[14]	Fair value changes of equity related derivatives assets and liabilities are calculated by increasing or decreasing correlation, which are major unobservable variables, by 10%, respectively.
[15]	Even if the sensitivity analysis of the capital contributions and beneficiary certificates is not possible in practice, fair value changes of beneficiary certificates and other securities whose major unobservable variables are composed of the real estate are calculated by increasing or decreasing liquidation value of real estate which is underlying assets and discount rate by 1%.
[16]	Even if the sensitivity analysis of the capital contributions and beneficiary certificates among equity securities is not possible in practice, fair value changes of beneficiary certificates and other securities whose major unobservable variables are composed of the real estate are calculated by increasing or decreasing price fluctuation rate of real estate which are underlying assets and discount rate by 1%p.
[17]	Even if the sensitivity analysis of the capital contributions and beneficiary certificates is not possible in practice, fair value changes of beneficiary certificates and other securities whose major unobservable variables are composed of the real estate are calculated by increasing or decreasing price fluctuation rate of real estate which is underlying assets and discount rate by 1%.
[18]	Fair value changes of equity related derivatives assets and liabilities are calculated by increasing or decreasing liquidation value or discount rate, which are major unobservable variables, by 1% each, respectively.
[19]	Fair value changes of equity related derivatives assets and liabilities are calculated by increasing or decreasing correlation or volatility, which are major unobservable variables, by 10% each, respectively.
[20]	Fair value changes of equity securities are calculated by increasing or decreasing correlation between growth rate and discount rate, which are unobservable variables.